Note 6 - Acquired Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 4,805	$ 4,805
Goodwill acquired during year	0	0
Impairment loss	0	0
Balance	$ 4,805	$ 4,805